Variable Interest Entities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
VIE Primary Beneficiary [Member]
Summary of Carrying Amounts of Assets and Liabilities

Included in the tables below are summaries of the carrying amounts of the assets and liabilities of consolidated VIEs (in thousands):

	June 30, 2014
	Residual Trusts	Non-Residual Trusts	Servicer and Protective Advance Financing Facilities	Total
Assets
Restricted cash and cash equivalents	$46,571	$13,291	$11,263	$71,125
Residential loans at amortized cost, net	1,339,634	—	—	1,339,634
Residential loans at fair value	—	557,786	—	557,786
Receivables at fair value	—	36,181	—	36,181
Servicer and protective advances, net	—	—	102,927	102,927
Other assets	44,186	1,081	229	45,496

Total assets	$1,430,391	$608,339	$114,419	$2,153,149

Liabilities
Payables and accrued liabilities	$7,866	$—	$41	$7,907
Servicing advance liabilities	—	—	101,323	101,323
Mortgage-backed debt	1,151,686	651,784	—	1,803,470

Total liabilities	$1,159,552	$651,784	$101,364	$1,912,700

	December 31, 2013
	Residual Trusts	Non-Residual Trusts	Servicer and Protective Advance Financing Facilities	Total
Assets
Restricted cash and cash equivalents	$44,995	$13,086	$999	$59,080
Residential loans at amortized cost, net	1,377,711	—	—	1,377,711
Residential loans at fair value	—	587,265	—	587,265
Receivables at fair value	—	43,545	—	43,545
Servicer and protective advances, net	—	—	75,481	75,481
Other assets	54,544	1,302	408	56,254

Total assets	$1,477,250	$645,198	$76,888	$2,199,336

Liabilities
Payables and accrued liabilities	$8,391	$—	$81	$8,472
Servicing advance liabilities	—	—	67,905	67,905
Mortgage-backed debt	1,203,084	684,778	—	1,887,862

Total liabilities	$1,211,475	$684,778	$67,986	$1,964,239

Included in the tables below are summaries of the carrying amounts of the assets and liabilities of consolidated VIEs (in thousands):

	December 31, 2013
	Residual Trusts	Non-Residual Trusts	Servicer and Protective Advance Financing Facility	Total
Assets
Restricted cash and cash equivalents	$44,995	$13,086	$999	$59,080
Residential loans at amortized cost, net	1,377,711	—	—	1,377,711
Residential loans at fair value	—	587,265	—	587,265
Receivables at fair value	—	43,545	—	43,545
Servicer and protective advances, net	—	—	75,481	75,481
Other assets	54,544	1,302	408	56,254

Total assets	$1,477,250	$645,198	$76,888	$2,199,336

Liabilities
Payables and accrued liabilities	$8,391	$—	$81	$8,472
Servicing advance liabilities	—	—	67,905	67,905
Mortgage-backed debt	1,203,084	684,778	—	1,887,862

Total liabilities	$1,211,475	$684,778	$67,986	$1,964,239

	December 31, 2012
	Residual Trusts	Non-Residual Trusts	Servicer and Protective Advance Financing Facility	Total
Assets
Restricted cash and cash equivalents	$43,856	$14,397	$980	$59,233
Residential loans at amortized cost, net	1,475,782	—	—	1,475,782
Residential loans at fair value	—	646,498	—	646,498
Receivables at fair value	—	53,975	—	53,975
Servicer and protective advances, net	—	—	68,550	68,550
Other assets	60,669	2,014	657	63,340

Total assets	$1,580,307	$716,884	$70,187	$2,367,378

Liabilities
Payables and accrued liabilities	$9,007	$—	$93	$9,100
Servicing advance liabilities	—	—	64,552	64,552
Mortgage-backed debt	1,315,442	757,286	—	2,072,728

Total liabilities	$1,324,449	$757,286	$64,645	$2,146,380

VIE Not Primary Beneficiary [Member]
Summary of Carrying Amounts of Assets and Liabilities

The following table presents the carrying amounts of the Company’s assets that relate to its variable interests in the VIEs that are not consolidated, as well as its maximum exposure to loss and the unpaid principal balance of the total assets of these unconsolidated VIEs (in thousands):

	Carrying Value of Assets Recorded on the Consolidated Balance Sheets					Unpaid Principal Balance of Total Assets of Unconsolidated VIEs
Type of Involvement	Servicing Rights, Net	Servicer and Protective Advances, Net	Receivables, Net	Total	Maximum Exposure to Loss(1)
Servicing arrangements with letter of credit reimbursement obligation
December 31, 2013	$1,845	$2,500	$160	$4,505	$169,505	$197,338
December 31, 2012	2,319	2,691	180	5,190	170,190	223,251
Other servicing arrangements
December 31, 2013	—	—	181	181	181	430,013

(1)	The Company’s maximum exposure to loss related to these unconsolidated VIEs equals the carrying value of assets recognized on the consolidated balance sheets plus the obligation to reimburse a third party for the final $165.0 million drawn on LOCs discussed above, in the case of servicing arrangements with letter of credit reimbursement obligation.